As filed with the Securities and Exchange Commission on March 8, 2011

Registration No. 333-172671

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Ivy Funds*

(Exact Name of Registrant as Specified in Charter)

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

(Address of Principal Executive Offices)

(913) 236-2000

(Area Code and Telephone Number)

Mara Herrington

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

(Name and address of Agent for Service)

Copies to:

Alan P. Goldberg

K&L Gates LLP

Three First National Plaza

Suite 3100

Chicago, IL 60602

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, $0.001 par value per share

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

* On behalf of the Ivy Large Cap Growth Fund